STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended						203 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Mar. 07, 2014	Mar. 11, 2014	Jun. 21, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2011	Oct. 09, 2014	Feb. 14, 2014	Nov. 06, 2014
Stockholders Equity [Line Items]
Preferred Stock, shares authorized				100,000,000		100,000,000		100,000,000	100,000,000					100,000,000
Preferred stock dividend				$ 1,281,058	$ 525,148	$ 3,769,819	$ 1,728,053	$ 2,395,520	$ 2,511,412					$ 13,317,555
Preferred stock, additional shares available for issuance								87,800,000
Convertible preferred stock, conversion price	$ 0.25
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock dividends
Preferred stock, shares reserved for future issuance								15,600,000						15,600,000
Common Stock, shares authorized				800,000,000		800,000,000		800,000,000	800,000,000					800,000,000
Common Stock, Par Value				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001
Number of preferred shares converted	40,800,000
Exercise price	$ 0.3125	$ 0.3125		$ 0.3125		$ 0.3125
Expected warrant life (years)	5 years	5 years				4 years 5 months 8 days
Volatility		28.30%				28.30%		28.00%
Expected dividend yield		0.00%				0.00%		0.00%
Risk free interest rate, maximum								1.89%
Aggregate intrinsic value of options outstanding and exercisable				3,552,000		3,552,000		1,194,000						1,194,000
Unrecognized compensation cost related to stock option				159,000		159,000		86,000						86,000
Non-vested options expected to vest						14,010,000		9,544,000
Grant date fair value of these unvested options				791,000		791,000		263,650						263,650
Conversion of convertible notes to common share	10,200,000					1,990,440	1,226,042	1,226,042						13,175,491
Number of common stock issued in exchange for convertible notes								1,634,615
Purchase agreement, amount of shares	16,575,000							8,500,000						8,500,000				2,762,500
Amount of shares that can be sold as often as every two business days								50,000
Issuance price of common stock per share								$ 0.10
Proceeds from issuance of common stock	9,451,000
Issuance of common stock for commitment fee						1,123,033
Number of shares to be purchased				41,203,791		41,203,791		26,437,617						26,437,617
Warrant exercise price per share	$ 0.50
Weighted-average fair value of options granted								$ 0.03	$ 0.04
Exercise price, lower limit								$ 0.04
Exercise price, upper limit								$ 21.57
Options exercisable				2,466,300		2,466,300		34,505,642						34,505,642
Exercisable - weighted average exercise price								$ 0.23						$ 0.23
Common stock shares reserved for future issuance				2,451,070		2,451,070
Shares called by options		20,400,000		20,400,000		20,400,000
Stock-based compensation expense						150,000		456,900	63,100
Preferred stock, conversion, percent of stated value	0.00%
Common shares issued upon conversion	20,400,000
Promissory notes, aggregate principal amount			1,098,000	745,000	745,000	745,000	745,000	1,511,883	612,300					1,511,883
Common shares issued in exchange for convertible notes			9,486,720			8,046,000			9,739,912
Purchasers Note [Member]
Stockholders Equity [Line Items]
Common shares issued in exchange for convertible notes			8,784,000			7,450,000
Interest [Member]
Stockholders Equity [Line Items]
Common shares issued in exchange for convertible notes			702,720			596,000
New Purchase Agreement [Member]
Stockholders Equity [Line Items]
Issuance of common stock for cash, shares						2,425,709
Proceeds from issuance of common stock						300,000
Exercisable - weighted average exercise price				$ 0.124		$ 0.124
Additional shares issued						57,690
2006 Stock Option Plan [Member]
Stockholders Equity [Line Items]
Common stock shares reserved for future issuance								38,469,000						38,469,000
Shares called by options								9,455,000						9,455,000
Percentage of outstanding shares that are fully diluted.								15.00%
Stock Options [Member]
Stockholders Equity [Line Items]
Volatility						28.00%
Expected dividend yield						0.00%
Risk free interest rate, minimum						0.80%
Risk free interest rate, maximum						2.10%
Maximum [Member]
Stockholders Equity [Line Items]
Exercise price								$ 0.165						$ 0.165
Maximum [Member] | Stock Options [Member]
Stockholders Equity [Line Items]
Exercise price				$ 0.274		$ 0.274
Expected warrant life (years)						10 years
Minimum [Member]
Stockholders Equity [Line Items]
Exercise price								$ 0.106						$ 0.106
Minimum [Member] | Stock Options [Member]
Stockholders Equity [Line Items]
Exercise price				$ 0.195		$ 0.195
Expected warrant life (years)						5 years
Research and development [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense						20,000		112,500	13,200
General and administrative [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense						130,000		344,400	49,900
Common Stock [Member]
Stockholders Equity [Line Items]
Preferred stock dividends
Issuance of common stock for cash, shares						2,483,399		21,021,262	28,460,908	7,174,186			240,929		17,335,942
Issuance of common stock for commitment fee						1,123,033		500,000
Issuance of Series B Preferred Stock as dividends, shares
Issuance of Series A Preferred Stock as dividends, shares
Warrant [Member]
Stockholders Equity [Line Items]
Common stock shares reserved for future issuance				6,460,000		6,460,000
Common stock shares to be issued				3,958,716		3,958,716
Lincoln Park Capital Fund, LLC [Member]
Stockholders Equity [Line Items]
Purchase agreement, amount of shares															8,500,000	8,500,000
Period for purchase of common stock under agreement																32 months
Amount of shares that can be sold as often as every two business days																50,000
Issuance price of common stock per share								$ 0.112	$ 0.129							$ 0.10
Number of business days in which up to $50,000 amount of stock can be sold																2 years
Issuance of common stock for cash, shares								21,015,170	28,460,908						1,153,846
Additional shares issued																1,634,615
Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Purchase agreement, amount of shares								6,000,000						6,000,000
Amount of shares that can be sold as often as every two business days								50,000
Issuance price of common stock per share								$ 0.10
Subsequent Event [Member]
Stockholders Equity [Line Items]
Common Stock, shares authorized																			50,000,000
Number of preferred shares converted																	92,712.27
Issuance price of common stock per share	$ 0.30
Proceeds from issuance of common stock	9,451,000
Common shares issued in exchange for convertible notes	20,400,000
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share								$ 0.124
Issuance of common stock for cash, shares								2,425,709
Proceeds from issuance of common stock								300,000
Additional shares issued								57,690
Series A 10% Cumulative Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized				12,000,000		12,000,000		12,000,000	12,000,000					12,000,000
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock dividends								16,601	17,482
Issuance of shares of stock as a dividend								165,502	150,008
Number of preferred shares converted								0	3,003					9,558,112
Issuance of Series A Preferred Stock as dividends, shares						135,303
Series A 10% Cumulative Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Common Stock, Par Value																	0.001
Number of preferred shares converted																	1,894,969
Common shares issued upon conversion																	2,583,289
Series B 10% Cumulative Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized				200,000		200,000		200,000	200,000					200,000
Convertible preferred stock, conversion price								$ 0.035
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock, dividend rate												10.00%
Issuance of shares of stock as a dividend								7,461.55	6,780.79
Fair value of stock dividend								2,378,919	2,493,930
Number of preferred shares converted								198.27	140.87					22,774.45
Series B 10% Cumulative Convertible Preferred Stock [Member] | Event of Default [Member]
Stockholders Equity [Line Items]
Preferred stock, dividend rate								10.00%
Threshold amount of judgement loss that triggers default status								$ 100,000
Series B 10% Cumulative Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Preferred stock, dividend rate																	10.00%
Number of preferred shares converted																	84,283.99
Common shares issued upon conversion																	256,111,243
Redeemable Preferred Stock [Member]
Stockholders Equity [Line Items]
Issuance of Series B Preferred Stock as dividends, shares						6,072.18